Financial Assets - Summary of Loans Maturity (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Loans	[1]	¥ 450,251	¥ 383,504
Not later than one year [member]
Disclosure of financial assets [line items]
Loans		167,498	128,856
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Loans		138,939	132,575
After five years but within ten years [member]
Disclosure of financial assets [line items]
Loans		99,501	90,556
After ten years [member]
Disclosure of financial assets [line items]
Loans		¥ 44,313	¥ 31,517

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.